CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 216,293	$ 215,323
Trade and other receivables (Note 4)	37,527	27,685
Income taxes receivable	435	99
Prepaids and deposits	6,378	6,992
Net investment in finance lease	174	99
Contract costs, net (Note 14)	2,778	1,390
Total current assets	263,585	251,588
Non-current assets:
Contract costs, net (Note 14)	7,931	3,849
Net investment in finance lease	241	204
Deferred tax asset (Note 17)	118	0
Right-of-use assets, net (Note 5)	2,038	3,059
Property and equipment, net (Note 6)	2,624	2,645
Intangible assets, net (Note 7)	1,150	1,576
Goodwill (Note 8)	5,982	5,301
Total assets	283,669	268,222
Current liabilities:
Trade and other payables	26,025	22,851
Income taxes payable	101	65
Deferred revenue (Note 14)	55,779	44,578
Contingent consideration	1,083	467
Lease obligations (Note 5)	1,374	1,311
Total current liabilities	84,362	69,272
Non-current liabilities:
Contingent consideration	1,177	2,236
Deferred revenue (Note 14)	528	116
Lease obligations (Note 5)	1,692	2,690
Employee benefit obligations (Note 10)	2,423	2,560
Deferred tax liability (Note 17)	1,276	692
Total liabilities	91,458	77,566
Shareholders’ equity
Share capital (Note 11)	268,194	266,119
Contributed surplus	8,458	4,312
Accumulated other comprehensive (loss) income	(9,571)	2,113
Deficit	(74,870)	(81,888)
Total equity	192,211	190,656
Total liabilities and equity	283,669	268,222
Commitments and contingencies (Note 18)